Debt Arrangements - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 15,000
Debt instrument, periodic payment		$ 1,375
Notes Payable, Other Payables [Member] | Existing Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period		1.80%
Notes Payable, Other Payables [Member] | New Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period		2.80%
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value of amount outstanding		$ 40,000
Line of Credit [Member] | Sixth Amendment [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	1.80%
Line of Credit [Member] | Third Amended and Restated Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 0	$ 9,000
Line of Credit [Member] | Third Amended and Restated Loan and Security Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	2.80%